Segment Information - Divisions - Additional Information (Detail) - Venezuela [member]	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Operating Segments [Line Items]
Adjustment in respect of price growth in Venezuela	1.30%	0.00%
Price growth prior to Venezuela adjustment	1.50%
Exchange rate impact prior to Venezuela adjustment	(10.10%)
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Adjustment in respect of price growth in Venezuela	3.10%